Note 17 - Information Regarding Geographical Area and Major Customers (Detail) - Total product sales by customer: (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Year ended December 31, (in Euro)	€ 27,630	€ 21,734	€ 19,715
Percentage	100.00%	100.00%	100.00%
Customer a [Member]
Year ended December 31, (in Euro)	471	599	1,083
Percentage	2.00%	3.00%	5.00%
Customer b [Member]
Year ended December 31, (in Euro)	3,154	3,112	4,501
Percentage	11.00%	14.00%	23.00%
Customer c [Member]
Year ended December 31, (in Euro)	2,671	917
Percentage	10.00%	4.00%
Customer d [Member]
Year ended December 31, (in Euro)	923	1,137	949
Percentage	3.00%	5.00%	5.00%
Customer e [Member]
Year ended December 31, (in Euro)	13,062	12,099	10,745
Percentage	47.00%	56.00%	55.00%
Customer f [Member]
Year ended December 31, (in Euro)	2,226	2,622	2,417
Percentage	8.00%	12.00%	12.00%
Customer g [Member]
Year ended December 31, (in Euro)	152	63
Percentage	1.00%	0.00%
Customer h [Member]
Year ended December 31, (in Euro)	301	289	20
Percentage	1.00%	2.00%	0.00%
Other Customers [Member]
Year ended December 31, (in Euro)	€ 4,670	€ 896
Percentage	17.00%	4.00%